CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Comprehensive Income [Abstract]
Pension and other postretirement benefit adjustments, income tax expense (benefit)	$ (43,172)	$ 2,599	$ 35,912